LOANS - Risk grades and classified loans by class of commercial loan in corporation's portfolios (Details 6) (Loans receivable, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	$ 567,159		$ 517,802
Commercial Loan Portfolio: Credit risk profile by internally assigned grade
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	335,925		280,923
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	325,910		257,378
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	1,580		9,312
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	5,980		6,807
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	2,455		7,426
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	83,631		60,448
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Commercial and industrial | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	81,560		50,163
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Commercial and industrial | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	269		4,137
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Commercial and industrial | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	726		1,692
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Commercial and industrial | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	1,076		4,456
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Non-farm, nonresidential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	167,565		139,642
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Non-farm, nonresidential real estate | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	164,290		131,786
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Non-farm, nonresidential real estate | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	815		4,232
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Non-farm, nonresidential real estate | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	2,460		2,033
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Non-farm, nonresidential real estate | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross			1,591
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Construction & Development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	36,323		29,042
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Construction & Development | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	35,543		27,613
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Construction & Development | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	98		504
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Construction & Development | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	682		925
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Construction & Development | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Commercial Loans Secured by Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	23,983		6,161
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Commercial Loans Secured by Real Estate | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	21,660		5,045
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Commercial Loans Secured by Real Estate | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	398		439
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Commercial Loans Secured by Real Estate | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	1,925		677
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | Commercial Loans Secured by Real Estate | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | All Other Commercial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	24,423		45,630
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | All Other Commercial Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	22,857		42,771
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | All Other Commercial Loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | All Other Commercial Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	187		1,480
Commercial Loan Portfolio: Credit risk profile by internally assigned grade | All Other Commercial Loans | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	1,379		1,379
Retail Loan Portfolio: Credit risk profiles based on delinquency status classification
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	231,234		236,879
Retail Loan Portfolio: Credit risk profiles based on delinquency status classification | Performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	227,549		233,346
Retail Loan Portfolio: Credit risk profiles based on delinquency status classification | Non-performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	3,685	[1]	3,533	[1]
Retail Loan Portfolio: Credit risk profiles based on delinquency status classification | Consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	11,621		14,297
Retail Loan Portfolio: Credit risk profiles based on delinquency status classification | Consumer loans | Performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	11,610		14,225
Retail Loan Portfolio: Credit risk profiles based on delinquency status classification | Consumer loans | Non-performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	11	[1]	72	[1]
Retail Loan Portfolio: Credit risk profiles based on delinquency status classification | Single Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	196,349	[2]	196,882	[2]
Retail Loan Portfolio: Credit risk profiles based on delinquency status classification | Single Family Residential | Performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	192,808	[2]	193,753	[2]
Retail Loan Portfolio: Credit risk profiles based on delinquency status classification | Single Family Residential | Non-performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	3,541	[1],[2]	3,129	[1],[2]
Retail Loan Portfolio: Credit risk profiles based on delinquency status classification | All Other Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	23,264		25,700
Retail Loan Portfolio: Credit risk profiles based on delinquency status classification | All Other Retail Loans | Performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	23,131		25,368
Retail Loan Portfolio: Credit risk profiles based on delinquency status classification | All Other Retail Loans | Non-performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable gross	$ 133	[1]	$ 332	[1]

[1]	Loans are classified as nonperforming loans and are automatically placed on nonaccrual status once they reach 90 days past due. For purposes of this table, all loans graded substandard or below are included in nonperforming.
[2]	Single-family residential loans include primary liens, closed-end secondary liens, residential construction loans and home equity lines of credit